MD&A - UBS shares (Narrative) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2020 shares
Disclosure of Shares [Line Items]
Par value of shares | $ / shares	$ 0.10
Equity attributable to shareholders | $	$ 86,108	$ 56,876
Shares issued	3,462,087,722	3,524,635,722	3,702,422,995		3,859,055,395
Shares issued / (canceled)	(62,548,000)	(177,787,273)	(156,632,400)
Par value per share before alignment with entity's presentation currency | SFr / shares				SFr 0.10